INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

16. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2010, 2011 and 2012 are comprised of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Domestic	¥28,477	¥112,374	¥77,813
Foreign	32,321	59,958	37,080

Total income before income taxes	¥60,798	¥172,332	¥114,893

Income taxes:
Current income taxes:
Domestic	¥17,213	¥21,297	¥20,685
Foreign	7,232	14,447	13,514

Total current income taxes	24,445	35,744	34,199

Deferred income taxes:
Domestic	(10,089)	11,892	(1,148)
Foreign	1,009	(5,422)	(2,916)

Total deferred income taxes	(9,080)	6,470	(4,064)

Total income taxes	¥15,365	¥42,214	¥30,135

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates for the years ended 2010, 2011 and 2012 of approximately 41.0%.

Reconciliations between the Japanese statutory income tax rate and Kyocera's effective income tax rate for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.7)	(5.0)	(6.4)
Change in valuation allowance	(1.7)	(8.1)	(1.1)
Tax credit for research and development expenses	(4.4)	(2.1)	(2.1)
Uncertainty in income taxes	(1.6)	(2.1)	1.3
Tax rate change*	—	—	(7.2)
Other	(0.3)	0.8	0.7

Effective income tax rate	25.3%	24.5%	26.2%

*	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,603	¥728
Inventories	19,545	19,057
Provision for doubtful accounts and loss on bad debts	1,394	1,255
Accrued expenses	8,220	10,982
Employee benefits	24,828	24,528
Depreciation and amortization	37,432	33,171
Securities	2,459	2,744
Net operating losses and tax credit carry forwards	19,144	20,454
Liquidation of a foreign subsidiary	3,696	—
Other	4,291	6,163

Total gross deferred tax assets	122,612	119,082
Valuation allowance	(24,687)	(25,192)

Net deferred tax assets	¥97,925	¥93,890

Deferred tax liabilities:
Depreciation and amortization	¥10,942	¥13,952
Deduction of foreign branch losses	850	771
Securities	108,885	99,918
Prepaid benefit cost	5,301	2,786
Other	3,272	3,937

Total deferred tax liabilities	¥129,250	¥121,364

Net deferred tax liabilities	¥(31,325)	¥(27,474)

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2011	2012
	(Yen in millions)
Deferred income taxes—current assets	¥43,035	¥45,049
Other assets	17,087	20,245
Other current liabilities	(1,442)	(2,589)
Deferred income taxes—non-current liabilities	(90,005)	(90,179)

Net deferred tax liabilities	¥(31,325)	¥(27,474)

At March 31, 2012, Kyocera had net operating losses carried forward of approximately ¥91,956 million, which are available to offset future taxable income. Of these net operating losses carried forward, the amount of ¥30,967 million recorded at domestic subsidiaries will expire within next nine years, and the amount of approximately ¥12,243 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥48,746 million of which most have no expiration date.

At March 31, 2012, Kyocera had tax credits carried forward of ¥2,956 million, which are available to offset future income taxes. Of these tax credits carried forward, the amount of ¥1,324 million and ¥1,632 million recorded at foreign subsidiaries will expire within 20 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥9,272 million at March 31, 2012. The undistributed earnings of these subsidiaries are ¥261,707 million at March 31, 2012.

Total gross deferred tax assets at March 31, 2011 and 2012 were reduced by valuation allowances of ¥24,687 million and ¥25,192 million, respectively. The decrease for the year ended March 31, 2011 was due mainly to a reversal of valuation allowance against deferred tax assets at certain subsidiaries with increasing realization of deferred tax assets triggered by a significantly improved operating results.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥43,236	¥40,270	¥24,687
Increase	7,034	1,226	2,667
Decrease	(8,905)	(15,885)	(3,523)
Other*	(1,095)	(924)	1,361

Balance at end of year	¥40,270	¥24,687	¥25,192

*	Other consists mainly of foreign currency translation adjustments and business combinations.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥10,518	¥8,352	¥6,874
Increase—tax position in prior years	20	1,112	277
Increase—tax position in current year	1,800	1,936	2,135
Decrease—tax position in prior years	(1,634)	(2,517)	(868)
Settlements with taxing authorities	(2,336)	(2,002)	(5,350)
Lapse of statute of limitations	(16)	(7)	(18)

Balance at end of year	¥8,352	¥6,874	¥3,050

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate were ¥6,874 million and ¥3,050million, at March 31, 2011 and 2012, respectively. Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income taxes in the consolidated statement of income in the amount of ¥(226) million, ¥(92) million and ¥59million for the year ended March 31, 2010, 2011 and 2012, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥217 million and ¥275million at March 31, 2011 and 2012, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2012 Kyocera is subject to income tax examinations by tax authorities for the tax year 2005 and forward in Japan, and for the tax year 2009 and forward in the United States for its major jurisdictions.